Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Components of Loss for Year	The table presents the loss for the three and six months ended June 30, 2023 and 2022, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Net loss attributed to shareholders	$(21,396)	$(24,681)	$(41,096)	$(50,168)
Weighted average number of shares in issue	64,498,686	64,089,566	64,371,485	63,991,145
Basic and diluted loss per share	$(0.33)	$(0.39)	$(0.64)	$(0.78)